(2) Significant Accounting Policies: Property and Equipment: Schedule of Property Subject to or Available for Operating Lease (Tables) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Tables/Schedules
Schedule of Property Subject to or Available for Operating Lease
	2012	2011
Monitoring equipment	$ 6,504,420	$ 7,070,373
Less: accumulated amortization	(3,179,310)	(3,608,388)
Monitoring equipment, net of accumulated depreciation	$ 3,325,110	$ 3,461,985